Going Concern and Management Plans - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Working capital deficiency	$ 4,673,421		$ 8,410,686
Stockholders deficiency	(2,880,523)		(6,888,393)	$ (6,685,069)	$ (5,141,693)
Net loss	(3,180,419)	$ (3,002,815)	(5,587,612)	(5,751,194)
Note principal and accrued interest converted to equity	(5,020,478)		(274,000)	$ (404,285)
Subsequent Event
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Amount raised through equity financing	310,000		801,000
Amount raised through debt financing	585,015		30,000
Notes payable aggregate principal past due	667,685		5,000
Other Research and Development Expense			227,234
Subsequent Event | Notes Payable, Principal Exchanged
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Note principal and accrued interest converted to equity	30,000		50,000
Subsequent Event | Notes Payable, Accrued Interest Exchanged
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Note principal and accrued interest converted to equity	$ 1,736		$ 5,984